Continuing Operations Provision Benefit for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal			$ 6	$ (20)	$ (46)
State			9	4	4
Foreign			36	22	35
Total current			51	6	(7)
Deferred:
Federal			(14)	(28)	(89)
State	46			1	(40)
Foreign			(11)	(28)	(9)
Total deferred	(83)	(7)	(25)	(55)	(138)
Total	$ (101)	$ (17)	$ 26	$ (49)	$ (145)